Indemnification assets	3 Months Ended
Mar. 31, 2022
Business Combinations1 [Abstract]
Indemnification assets	Acquisitions
Fortenova Group's Frozen Food Business Group
On September 30, 2021, the Company announced the completion of the acquisition of the Fortenova Group’s Frozen Food Business Group (FFBG) for consideration of €640.1 million, subject to customary completion payment conditions. FFBG is a leading European frozen food portfolio operating in attractive markets new to Nomad, including Croatia, Serbia, Bosnia & Herzegovina, Hungary, Slovenia, Kosovo, North Macedonia and Montenegro. Its two anchor brands, Ledo and Frikom, have unparalleled consumer awareness and number one market share in many of these markets and offer a broad range of frozen food products including fish, fruits, vegetables, ready meals, pastry and ice cream.
The preliminary assessment of the values over the assets and liabilities at the date acquisition and the consideration paid is as follows:

As reported September 30, 2021
€m
Assets:
Intangible assets	301.9
Tangible assets	95.0
Trade and other receivables	71.7
Cash	43.6
Inventories	46.9
Deferred taxes	14.8
Total assets	573.9

Liabilities:
Current liabilities	62.1
Non-current liabilities	16.6
Deferred taxes	47.7
Total liabilities	126.4

Total identifiable net assets acquired	447.5

Total purchase consideration	640.1

Total identifiable net assets acquired	(447.5)

Goodwill	192.6
The preliminary goodwill recognized on acquisition is €192.6 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.
If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition is identified, then the accounting for the acquisition will be revised.
Indemnification assets

€m
Balance at January 1, 2022	9.5
Remeasurement of indemnification asset	0.1
Release of indemnification asset	(7.0)
Balance at March 31, 2022	2.6
The indemnification asset included €7.0 million as of December 31, 2021, related to the acquisition of the Findus Group in 2015, which was backed primarily by shares that were held in escrow. The shares placed in escrow were released in stages over a four-year period which began in January 2019. In January 2022, the remaining 342,190 shares were released from escrow. As a consequence, the associated indemnification asset has been released in full. The corresponding charge has been recognized within exceptional items in Note 6.The remaining indemnification asset recognized in relation to the Goodfella’s Pizza acquisition relates to several contingent liabilities that arose prior to acquisition.